  As filed with the Securities and Exchange Commission on September 17, 2001.
                                                               File No. 33-80732
                                                                        811-8580

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.___                               [ ]
       Post-Effective Amendment No._12_                       [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No._33_                                                   [X]

                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          SEPARATE ACCOUNT THREE
                        (Exact Name of Registrant)

                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                           (Name of Depositor)

                              P.O. BOX 2999
                        HARTFORD, CT  06104-2999
                (Address of Depositor's Principal Offices)

                             (860) 843-6733
           (Depositor's Telephone Number, Including Area Code)

                            MARIANNE O'DOHERTY
                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              P.O. BOX 2999
                       HARTFORD, CT  06104-2999
                 (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

      ___  immediately upon filing pursuant to paragraph (b) of Rule 485
      ___  on __________, 2001 pursuant to paragraph (b) of Rule 485
      _X_  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___  on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

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Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding an optional rider ("Rider") to the Select Dimensions Series I variable annuity contract (the "Contract") described in the currently effective prospectus and SAI for that Contract, each dated May 1, 2001, included by reference in the Registration Statement. The Rider provides a reduced mortality and expense risk charge and a new five-year contingent deferred sales charge schedule for existing and new premium payments withdrawn after the Rider is issued. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                        SELECT DIMENSIONS SERIES I
                          SEPARATE ACCOUNT THREE
                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

          SUPPLEMENT DATED NOVEMBER 15, 2001 TO THE PROSPECTUS
        AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

This supplement describes an optional Longevity Reward Rider ("Rider") now available to eligible holders of Select Dimensions Series I variable annuity contracts ("Contracts") offered by Hartford Life and Annuity Insurance Company. The Rider provides for a reduced Mortality and Expense Risk Charge in exchange for the application of a new five-year Contingent Deferred Sales Charge ("CDSC") schedule to existing and new Premium Payments surrendered after the date we add this Rider to your Contract ("Rider Date"). The new schedule declines from 5% to 0% over five years. The Rider may not be appropriate for you if you expect to make surrenders within the first five years of the Rider Date. All capitalized terms have the same meaning as those included in the prospectus.

ELIGIBILITY

You may elect the Rider at any time during the accumulation phase if you have owned your Contract for at least seven years and either: 1) you have not made any Premium Payments within the previous two years; or 2) have a CDSC of less than 2% of your current total Contract Value.

MORTALITY AND EXPENSE RISK CHARGE

If you elect the Rider, then starting on the Rider Date, we will reduce the Mortality and Expense Risk Charge ("M&E Risk Charge") by 0.10%. That means your M&E Charge will be equal to a daily charge at an annual rate of 1.15% of Sub-Account Value. The following table lists the fees and charges associated with the Contract:

                            FEE TABLE

                                                 CONTRACTS         CONTRACTS
                                                 WITH THE         WITHOUT THE
                                                 LONGEVITY         LONGEVITY
                                                  REWARD            REWARD
CONTRACT OWNER TRANSACTION EXPENSES                RIDER             RIDER

Annual Maintenance Fee (1)                           $30               $30
Separate Account Annual Expenses
  (as a percentage of average daily
  Sub-Account Value)
  Mortality and Expense Risk Charge                1.15%             1.25%
  Administrative Fees                              0.15%             0.15%
  Total Separate Account Annual Expenses           1.30%             1.40%
Optional Charges (as a percentage of average
  daily Sub-Account Value)
Optional Death Benefit Charge                      0.15%             0.15%
Total Separate Account Annual Expenses with
all optional charges                               1.45%             1.55%

(1) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

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NEW CONTINGENT DEFERRED SALES CHARGE

If you elect the Rider we will apply the new CDSC schedule ("New Schedule") set forth below. That means that we may assess a CDSC of up to five percent of the total Premium Payments you surrender after the Rider Date. The New Schedule applies to Premium Payments made both before the Rider Date ("Existing Premium Payments"), as well as payments made after the Rider Date ("New Premium Payments").

The CDSC declines to 0% for Existing Premium Payments and New Premium Payments according to the following schedules:


         Existing Premium Payments                       New Premium Payments
  -------------------------------------         ----------------------------------------
                  Contingent Deferred                                Contingent Deferred
                   Sales Charge (as a               Years Since       Sales Charge (as a
                      percentage of               We Received the      percentage of
      Years Since   Existing Premium             New Premium Payment      Premium
       Rider Date    Payments) (1)                Being Surrendered     Payments) (1)
  -------------------------------------         ----------------------------------------
First Year                5%                    First Year                    5%
Second Year               4%                    Second Year                   4%
Third Year                3%                    Third Year                    3%
Fourth year               2%                    Fourth year                   2%
Fifth Year                1%                    Fifth Year                    1%
Sixth Year                0%                    Sixth Year                    0%

Once all Premium Payments have been surrendered, additional surrenders will not be assessed a CDSC.


ANNUAL WITHDRAWAL AMOUNT

Currently, during the first seven years from each Premium Payment you are permitted to make partial surrenders of up to 10% of total Premium Payments without paying a CDSC. If you elect the Rider, you will continue to have the option to make partial surrenders of up to 10% of your total Premium Payments without paying a CDSC.


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SURRENDER ORDER

During the first five years after the Rider Date all surrenders made after the Rider Date in excess of the Annual Withdrawal Amount, are taken first from Premium Payments, in the order such Premium Payments were received, then from earnings. Surrenders in excess of the Annual Withdrawal Amount will be subject to the New Schedule.

After the fifth year from the Rider Date, all surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments, in the order such Premium Payments were received. Only Premium Payments invested for less than five years from the Rider Date, or which have been invested in the Contract for less than five years at the time of the surrender, will be subject to a CDSC.

The Rider is not available in all states.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.




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                                 PART C

                             OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

      (a)   All financial statements to be filed by Amendment.

      (b)   (1)  Resolution of the Board of Directors of Hartford Life and
                 Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

            (2)  Not applicable.

            (3)  (a)  Principal Underwriter Agreement. (2)

            (3)  (b)  Form of Dealer Agreement. (2)

            (4)  Form of Individual Flexible Premium Variable Annuity. (1)

            (5)  Form of Application. (1)

            (6)  (a)  Certificate of Incorporation of Hartford. (3)

            (6)  (b)  Bylaws of Hartford. (3)

            (7)  Not applicable.

            (8)  Participation Agreement. (1)

            (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

            (10) Consent of Arthur Andersen LLP, Independent Public Accountants
                 to be filed by Amendment.

            (11) No financial statements are omitted.

            (12) Not applicable.

            (13) Not applicable

            (14) Not applicable

            (15) Power of Attorney.

            (16) Organizational Chart.

-------------------

         (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80732, dated
                 May 1, 1995.

         (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-80732, dated
                 May 1, 1996.

         (1) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

Item 25.   Directors and Officers of the Depositor

---------------------------------------------------------------------------------------------------
NAME                       POSITION WITH HARTFORD
---------------------------------------------------------------------------------------------------
David A. Carlson           Vice President
---------------------------------------------------------------------------------------------------
Peter W. Cummins           Senior Vice President
---------------------------------------------------------------------------------------------------
Patrice Kelly-Ellis        Vice President
---------------------------------------------------------------------------------------------------
Bruce W. Ferris            Vice President
---------------------------------------------------------------------------------------------------
Timothy M. Fitch           Vice President and Actuary
---------------------------------------------------------------------------------------------------
Mary Jane B. Fortin        Vice President & Chief Accounting Officer
---------------------------------------------------------------------------------------------------
David T. Foy               Senior Vice President, Chief Financial Officer and Treasurer, Director*
---------------------------------------------------------------------------------------------------
Lois W. Grady              Senior Vice President
---------------------------------------------------------------------------------------------------
Ryan Johnson               Vice President
---------------------------------------------------------------------------------------------------
Stephen T. Joyce           Senior Vice President
---------------------------------------------------------------------------------------------------
Michael D. Keeler          Vice President
---------------------------------------------------------------------------------------------------
Robert A. Kerzner          Executive Vice President
---------------------------------------------------------------------------------------------------
David N. Levenson          Senior Vice President
---------------------------------------------------------------------------------------------------
Joseph F. Mahoney          Vice President
---------------------------------------------------------------------------------------------------
Thomas M. Marra            President, Director*
---------------------------------------------------------------------------------------------------
Gary J. Miller             Vice President
---------------------------------------------------------------------------------------------------
Tom Nassiri                Vice President
---------------------------------------------------------------------------------------------------
Deanne Osgood              Vice President
---------------------------------------------------------------------------------------------------
Craig R. Raymond           Senior Vice President and Chief Actuary
---------------------------------------------------------------------------------------------------
Christine Hayer Repasy     Senior Vice President, General Counsel and Corporate Secretary, Director*
---------------------------------------------------------------------------------------------------
Lowndes A. Smith           Chairman of the Board and Chief Executive Officer, Director*
---------------------------------------------------------------------------------------------------
Joe M. Thomson             Senior Vice President
---------------------------------------------------------------------------------------------------
John C. Walters            Executive Vice President, Director*
---------------------------------------------------------------------------------------------------
David M. Znamierowski      Senior Vice President and Chief Investment Officer, Director*
---------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

*Denotes date of election to Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of August 31, 2001, there were 36,224 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (A) involved a knowing and culpable violation of law by the director;

          (B) enabled the director or an associate to receive an improper personal gain;

          (C) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (D) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (E) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two Hartford Life Insurance Company - Separate Account Two
            (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two
            (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two
            (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two
            (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two
            (NQ Variable Account)

          Hartford Life Insurance Company - Separate Account Ten, formerly known as Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten,
            Putnam Capital Manager Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

     (b)  Directors and Officers of HSD

                                   POSITIONS AND OFFICES
             NAME                     WITH UNDERWRITER
             ----                  ----------------------
          David A. Carlson         Vice President
          Peter W. Cummins         Senior Vice President
          Bruce W. Ferris          Vice President
          David T. Foy             Treasurer
          George R. Jay            Controller
          Ryan Johnson             Vice President
          Thomas M. Marra          President, Director
          Christine Hayer Repasy   Senior Vice President, General Counsel and
                                     Corporate Secretary
          Lowndes A. Smith         Chairman of the Board and
                                     Chief Executive Officer, Director
          John C. Walters          Executive Vice President, Director

Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut
06104-2999.

Item 30.  Location of Accounts and Records

          All the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                    SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 17th day of September, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY-
SEPARATE ACCOUNT THREE
   (Registrant)

*By:    Thomas M. Marra                     *By:  /s/ Marianne O'Doherty
     ------------------------------              ------------------------------
        Thomas M. Marra, President                    Marianne O'Doherty
                                                      Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
   (Depositor)


*By:    Thomas M. Marra
     ------------------------------
        Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
  Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,   By: /s/ Marianne O'Doherty
  General Counsel and Corporate Secretary,          ------------------------
  Director*                                              Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &                Attorney-in-Fact
  Chief Executive Officer, Director*
John C. Walters, Executive Vice President,       Date: September 17, 2001
  Director*
David M. Znamierowski, Senior Vice President &
  Chief Investment Officer, Director*



33-80732

                                EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(15)  Copy of Power of Attorney.

(16)  Organizational Chart.